Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet to the total of the same such amounts shown in the statement of cash flows:

	As of December 31,
(in thousands)	2017	2016	2015
Cash and cash equivalents	$24,965	$8,345	$11,894
Restricted cash	166	-	-
Restricted cash (included in other assets)	107	-	-
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$25,238	$8,345	$11,894